T. ROWE PRICE Target 2035 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 37.7%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  57,997 5,236 4,586 12,446,929 58,376
New Income Fund  56,271 4,740 4,781 7,149,329 55,622
International Bond Fund (USD
Hedged)  21,967 923 1,848 2,491,724 21,030
Dynamic Global Bond Fund  13,308 526 1,095 1,684,581 12,735
Emerging Markets Bond Fund  13,104 659 1,051 1,287,892 12,609
U.S. Treasury Long-Term Index
Fund  12,632 789 1,169 1,768,514 12,008
High Yield Fund  9,106 1,287 769 1,619,746 9,557
Floating Rate Fund  3,157 210 252 341,883 3,111
Dynamic Credit Fund  359 116 38 51,150 432
Total Bond Funds (Cost $190,681) 185,480
EQUITY FUNDS 61.6%
T. Rowe Price Funds:
Value Fund  53,286 858 3,334 928,766 54,259
Growth Stock Fund  54,046 3,792 4,099 455,389 51,723
U.S. Large-Cap Core Fund  29,340 482 1,681 585,857 28,971
Equity Index 500 Fund  29,741 510 2,616 134,124 26,793
International Value Equity Fund  26,272 383 1,981 875,671 24,221
Overseas Stock Fund  23,508 363 1,555 1,209,560 22,401
International Stock Fund  21,177 312 1,918 838,831 19,897
Real Assets Fund  19,874 306 1,094 930,798 19,407
Emerging Markets Stock Fund  10,458 153 701 171,059 9,567
Emerging Markets Discovery Stock
Fund  10,433 153 531 433,281 9,541
Mid-Cap Growth Fund  9,594 141 1,060 85,658 8,830
Mid-Cap Value Fund  10,005 141 1,325 228,381 8,822
New Horizons Fund (2) 6,057 86 584 89,652 5,421
Small-Cap Value Fund  5,960 86 628 87,475 5,368
Small-Cap Stock Fund  5,862 86 608 81,215 5,336
Hedged Equity Fund  2,929 209 231 206,338 2,936
Total Equity Funds (Cost $177,135) 303,493
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 1,033 977 579 56
Total Other Mutual Funds (Cost $56) 56

T. ROWE PRICE Target 2035 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds  0.7%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 7,691 2,911 6,970 3,632,421 3,632
Total Short-Term Investments (Cost $3,632) 3,632
Total Investments in Securities 100.0%
(Cost $371,504) $ 492,661
Other Assets Less Liabilities (0.0)% (204)
Net Assets 100.0% $ 492,457
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ (5) $ 8
Dynamic Global Bond Fund  (100) (4) 211
Emerging Markets Bond Fund  (54) (103) 215
Emerging Markets Discovery Stock Fund  179 (514) —
Emerging Markets Stock Fund  209 (343) —
Equity Index 500 Fund  1,185 (842) 80
Floating Rate Fund  (7) (4) 57
Growth Stock Fund  (36) (2,016) —
Hedged Equity Fund  (1) 29 —
High Yield Fund  (14) (67) 175
International Bond Fund (USD Hedged)  (118) (12) 145
International Stock Fund  436 326 —
International Value Equity Fund  1,653 (453) —
Limited Duration Inflation Focused Bond Fund  (103) (271) 243
Mid-Cap Growth Fund  44 155 —
Mid-Cap Value Fund  429 1 —
New Horizons Fund  14 (138) —
New Income Fund  (408) (608) 699
Overseas Stock Fund  789 85 —
Real Assets Fund  331 321 —
Small-Cap Stock Fund  139 (4) —
Small-Cap Value Fund  199 (50) —
Transition Fund  (7) — 3
U.S. Large-Cap Core Fund  565 830 —
U.S. Treasury Long-Term Index Fund  (192) (244) 138
Value Fund  1,166 3,449 —
U.S. Treasury Money Fund, 3.74% — — 46
Totals $ 6,297# $ (482) $ 2,020+

T. ROWE PRICE Target 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,020 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2035 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F195-054Q1 08/26